Related-party transactions	9 Months Ended
Sep. 30, 2025
Related party transactions [abstract]
Related-party transactions	Related-party transactions
The following is a summary of the balances and transactions with related parties:

Related party	Relationship	Description of transaction	Income / (expense) included in the statement of income		Balance receivable / (payable)
			September 30, 2025	September 30, 2024	September 30, 2025	December 31, 2024

			(unaudited)	(unaudited)	(unaudited)

Directors and senior management	Employment	Compensation selected employees	(385)	(5,698)	(11,410)	(17,409)
	Consultant	Payables	(193)	—	—	—
	Employment	Receivables	268	—	16,773	—
Rio Porá S.A.	Affiliate	Payables	—	—	(682)	—
		Leases	(687)	—	—	—